Subsequent Events (Details Textual) - USD ($)					1 Months Ended						9 Months Ended
	Mar. 15, 2017	Mar. 13, 2017	Feb. 01, 2017	Jan. 06, 2017	Oct. 23, 2017	Mar. 27, 2017	Mar. 21, 2017	Jan. 31, 2017	Jan. 20, 2017	Jan. 16, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Shares Issued, Price Per Share													$ 2.90
Share Price								$ 0.15
Proceeds from Convertible Debt											$ 343,500	$ 210,000
Common Class A [Member]
Shares Issued, Price Per Share														$ 0.15
Common Stock, Class A, Par Value								$ 0.001			$ 0.001				$ 0.001	$ 0.001	$ 0.001
InterLok Key Management Inc [Member] | Common Class A [Member]
Number of Restricted Shares Agreed to Issue				56,655,891
Percentage of Outstanding Share Agree to Be Exchanged				100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross				56,655,891
Subsequent Event [Member]
Subsequent Event, Description					On October 23, 2017, the Company borrowed an additional $82,500 under the Convertible Note, the second borrowing made under the Convertible Note bringing the total cumulative borrowings to $247,500 and leaving $82,500 available for future borrowings under the Convertible Note.
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date									Jan. 06, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	250,000		100,000
Share Price	$ 0.15		$ 0.15
Debt Conversion, Original Debt, Amount					$ 7,500
Debt Instrument, Convertible, Conversion Price	$ 0.15				$ 1.00
Proceeds from Convertible Debt					$ 75,000
Debt Instrument, Maturity Date					May 24, 2018
Debt Conversion, Original Debt, Interest Rate of Debt					10.00%
Legal Fees					$ 6,000
Sale of Stock, Price Per Share					$ 4.40
Debt Instrument Beneficial Conversion Price					$ 3.40
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 289,000
Convertible Debt Instrument Liability Discount					69,000
Business Acquisition, Transaction Costs					$ 6,000
Subsequent Event [Member] | Convertible Notes One [Member]
Debt Conversion, Original Debt, Amount	$ 30,000
Subsequent Event [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description									James D. McGraw, President: 1,000,000 shares per year over four years, for a total of 4,000,000 shares. And, a performance based option to purchase 10,000,000 shares at $0.15 per share if the stock price reaches $15 per share.
Subsequent Event [Member] | Chief Technology [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description									Daniel M. Lerner, Chief Technology: 1,000,000 per year over three year, for a total of 3,000,000 shares.
Subsequent Event [Member] | Vice President of Planning [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description									Jeff B. Barrett, Vice President of Planning: 250,000 per year over four years, for a total of 1,000,000 shares.
Subsequent Event [Member] | General Council [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description									Len E. Walker, General Council: 250,000 shares per year over four years, for a total of 1,000,000 shares.
Subsequent Event [Member] | Former Director [Member]
Officers' Compensation								$ 25,000
Subsequent Event [Member] | Marketing Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							20,000
Share Price														$ 0.15
Subsequent Event [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description		On March 13, 2017, Lisa Morgan, an IronClad writing consultant, received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a four year period at 25,000 shares per year, with an option period of twenty-four months.
Subsequent Event [Member] | Common Class A [Member]
Number of Shares to be Sold								9,333,334
Maximum Amount of Proceeds to be Raised								$ 1,400,000
Share Price								$ 0.15	$ 0.15
Sale of Stock, Number of Shares Issued in Transaction						8,317,671
Debt Conversion, Converted Instrument, Shares Issued	400,000
Subsequent Event [Member] | Common Class A [Member] | Investor One [Member]
Debt Conversion, Converted Instrument, Shares Issued	200,000
Subsequent Event [Member] | Common Class A [Member] | Former Director [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross								250,000
Shares Issued, Price Per Share								$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								350,000
Share Price								$ 0.15
Subsequent Event [Member] | InterLok Key Management Inc [Member] | Common Class A [Member]
Number of Restricted Shares Agreed to Issue				56,655,891
Percentage of Outstanding Share Agree to Be Exchanged				100.00%
Stock Issued During Period, Shares, Restricted Stock Award, Gross				56,655,891
Subsequent Event [Member] | Delaney Equity Group LLC [Member] | Common Class A [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross										75,000
Shares Issued, Price Per Share										$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										75,000
Share Price										$ 0.75